Capital leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule Of Capital Lease Obligations
This capital lease arrangement includes all of the financial covenants of the long-term debt facilities referred to in Note 9.

	As at
	Dec 31, 2016	Dec 31, 2015
Current portion of capital lease obligations	181,047	27,097,348
Current portion of deferred finance fees	(22,019)	(325,437)
Non-current portion of capital lease obligations	9,064,702	—
Non-current portion of deferred finance fees	(93,080)	—
Total capital lease obligations	9,130,650	26,771,911

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at December 31, 2016 are as follows:
As at Dec 31, 2016
2017	1,095,000
2018	1,387,000
2019	1,387,000
2020	1,390,800
2021	7,602,800
Total minimum lease payments	12,862,600
Less amounts representing interest and deferred finance fees	(3,731,950)
Net minimum lease payments	9,130,650

Schedule of Capital Leased Assets
Assets recorded under capital leases consist of the following :

	As at
	Dec 31, 2016	Dec 31, 2015
Vessels held for sale	—	37,083,985
Vessels, Equipment & Deferred Drydock Expenditure	26,125,274	—
Accumulated Depreciation	(9,239,855)	—
	16,885,419	37,083,985